TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of income tax

	Year ended December 31,
	2022	2021
Current:
Federal	-	-
State	-	-
Total Current	-	-
Deferred:
Federal	(673,020)	-
State	(177,643)	-
Total Deferred	(850,663)	-
Valuation Allowance	850,663	-
Total Income tax expense	-	-
Pre-tax Loss	(9,390,353)	(2,233,384)
Effective Income Tax Rate	0%	0%

Schedule of reconciliation income tax expense

	Year ended December 31,
	2022	2021
Tax at the Statutory Federal Rate	21.0%	0.0%
State Income Taxes	5.5%	0.0%
Valuation Allowance	-26.5%	0.0%
Effective Income Tax Rate	0.0%	0.0%

Schedule of deferred tax assets

	Year ended December 31,
	2022	2021
Non-Cash Stock Compensation Expense	676,190	-
Change in Right-of-Use Asset and Lease Liability, Net	436,143	-
Interest Expense	1,151,025	-
Total DTA before VA	2,263,358	-
VA	(2,263,358)	-
Net DTA	-	-